Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,839,767.46

Principal:
Principal Collections	$45,601,985.25
Prepayments in Full	$29,006,430.26
Liquidation Proceeds	$91,285.81
Recoveries	$1,000.00
Sub Total	$74,700,701.32
Collections	$79,540,468.78

Purchase Amounts:
Purchase Amounts Related to Principal	$294,656.56
Purchase Amounts Related to Interest	$276.25
Sub Total	$294,932.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$79,835,401.59

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$79,835,401.59
Servicing Fee	$1,722,472.14	$1,722,472.14	$0.00	$0.00	$78,112,929.45
Interest - Class A-1 Notes	$46,375.09	$46,375.09	$0.00	$0.00	$78,066,554.36
Interest - Class A-2 Notes	$285,791.67	$285,791.67	$0.00	$0.00	$77,780,762.69
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$77,460,568.69
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$77,317,842.02
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$77,317,842.02
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$77,255,208.35
Second Priority Principal Payment	$12,960,770.50	$12,960,770.50	$0.00	$0.00	$64,294,437.85
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$64,222,833.85
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$64,222,833.85
Regular Principal Payment	$206,141,344.69	$64,222,833.85	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$79,835,401.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$12,960,770.50
Regular Principal Payment					$64,222,833.85
Total					$77,183,604.35
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$77,183,604.35	$187.55	$46,375.09	$0.11	$77,229,979.44	$187.66
Class A-2 Notes	$0.00	$0.00	$285,791.67	$0.42	$285,791.67	$0.42
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$77,183,604.35	$36.66	$929,325.10	$0.44	$78,112,929.45	$37.10

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$219,102,115.19	0.5323957	$141,918,510.84	0.3448474
Class A-2 Notes	$685,900,000.00	1.0000000	$685,900,000.00	1.0000000
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,913,212,115.19	0.9086088	$1,836,028,510.84	0.8719533

Pool Information
Weighted Average APR	2.824%	2.796%
Weighted Average Remaining Term	54.65	53.86
Number of Receivables Outstanding	75,286	73,224
Pool Balance	$2,066,966,571.62	$1,991,875,960.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,928,440,912.04	$1,858,131,344.69
Pool Factor	0.9170128	0.8836988

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$133,744,615.84
Targeted Overcollateralization Amount	$184,679,320.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$155,847,449.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		136	$96,253.21
(Recoveries)		1	$1,000.00
Net Loss for Current Collection Period			$95,253.21
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0553%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0004%
Prior Collection Period			0.0236%
Current Collection Period			0.0563%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		415	$138,401.59
(Cumulative Recoveries)			$1,000.00
Cumulative Net Loss for All Collection Periods			$137,401.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0061%

Average Realized Loss for Receivables that have experienced a Realized Loss			$333.50
Average Net Loss for Receivables that have experienced a Realized Loss			$331.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.26%	217	$5,256,307.03
61-90 Days Delinquent	0.03%	20	$674,097.41
91-120 Days Delinquent	0.01%	3	$130,781.84
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.30%	240	$6,061,186.28

Repossession Inventory:
Repossessed in the Current Collection Period		16	$478,060.54
Total Repossessed Inventory		24	$677,316.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0000%
Prior Collection Period			0.0133%
Current Collection Period			0.0314%
Three Month Average			0.0149%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0404%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	3

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer